Loans and Allowance for Loan Losses - Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Summary of loans to directors and executive officers
Balance at December 31, 2017	$ 6,442
New loans and new directors	1,127
Amounts collected	(1,565)
Balance at December 31, 2018	$ 6,004